Note 10 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance	$ 588
Balance	326	$ 588
Accumulated depreciation, balance	(2,226)	(1,883)
Depreciation	(297)	(343)
Accumulated depreciation, balance	(2,523)	(2,226)
At cost [member]
Statement Line Items [Line Items]
Balance	2,814
Additions	35
Balance	2,849	2,814
Equipment and machinery [member]
Statement Line Items [Line Items]
Balance	474
Balance	302	474
Accumulated depreciation, balance	(1,798)	(1,593)
Depreciation	(207)	(205)
Accumulated depreciation, balance	(2,005)	(1,798)
Equipment and machinery [member] | At cost [member]
Statement Line Items [Line Items]
Balance	2,272
Additions	35
Balance	2,307	2,272
Office lease [member]
Statement Line Items [Line Items]
Balance	114
Balance	24	114
Accumulated depreciation, balance	(417)	(283)
Depreciation	(90)	(134)
Accumulated depreciation, balance	(507)	(417)
Office lease [member] | At cost [member]
Statement Line Items [Line Items]
Balance	531
Additions	0
Balance	531	531
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Balance	0
Balance	0	0
Accumulated depreciation, balance	(11)	(7)
Depreciation	0	(4)
Accumulated depreciation, balance	(11)	(11)
Other property, plant and equipment [member] | At cost [member]
Statement Line Items [Line Items]
Balance	11
Additions	0
Balance	$ 11	$ 11